Document and Entity Information	Oct. 01, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 01, 2018
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Oct. 01, 2018
Document Effective Date	Oct. 01, 2018
Prospectus Date	Oct. 28, 2017
Bridge Builder Municipal Bond Fund | Bridge Builder Municipal Bond Fund
Prospectus:
Trading Symbol	BBMUX